Securities - Summary of Securities Classified by Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total financial assets	R$ 365,169,005	R$ 321,697,974
Total financial liabilities	276,497,370	257,965,004
Financial Liabilities At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	20,388,644	14,830,405
Non-current financial liabilities	654,815	422,971
Financial liabilities at amortised cost, category [member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Non-stated maturity [Member] | Financial Liabilities At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	20,388,644	14,830,405
Later than three months [member] | Financial Liabilities At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
Later than three months [member] | Financial liabilities at amortised cost, category [member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	75,836,402	44,494,417
Later than three months and not later than one year [member] | Financial Liabilities At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
Later than three months and not later than one year [member] | Financial liabilities at amortised cost, category [member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
Later than one year [member] | Financial Liabilities At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	654,815	422,971
Later than one year [member] | Financial liabilities at amortised cost, category [member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0	0
Financial Assets At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	129,999,761	100,930,547
Non-current financial assets	111,057,648	99,934,848
Financial Assets At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Non-stated maturity [Member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	103,966,940	68,336,068
Financial Assets At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Later than three months [member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	16,750,622	7,800,480
Financial Assets At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Later than three months and not later than one year [member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	9,282,199	24,793,999
Financial Assets At Fair Value Through Profit Or Loss And Other Comprehensive Income Category [Member] | Later than one year [member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	111,057,648	99,934,848
Financial assets at amortised cost, category [member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	2,696,669	87,633
Non-current financial assets	4,710,263	2,748,513
Financial assets at amortised cost, category [member] | Later than three months [member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	1,930,685	9,457
Financial assets at amortised cost, category [member] | Later than three months and not later than one year [member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	765,984	78,176
Financial assets at amortised cost, category [member] | Later than one year [member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	4,710,263	2,748,513
At fair value [member] | Securities classified as assets [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	248,464,341	203,701,541
At fair value [member] | Securities classified as liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	R$ 21,043,459	R$ 15,253,376